Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Stock Awards, Exercised			(3,006)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Stock Awards, Outstanding	17,283
Average Exercise Price, Outstanding	$ 8.20
Weighted Remaining Contractual Life (years), Outstanding	1 year 7 months 24 days	2 years 4 months 24 days
Weighted Average Aggregate Intrinsic Value, Outstanding	$ 944,544
Outstanding Stock Awards, Granted
Average Exercise Price, Granted
Outstanding Stock Awards, Exercised
Average Exercise Price, Exercised
Outstanding Stock Awards, Forfeited/ Cancelled
Average Exercise Price, Forfeited/ Cancelled
Outstanding Stock Awards, Outstanding	17,283	17,283
Average Exercise Price, Outstanding	$ 8.20	$ 8.20
Weighted Average Aggregate Intrinsic Value, Outstanding	$ 944,544	$ 944,544
Shares Available for Grant, Outstanding	10,455
Shares Available for Grant, Granted
Shares Available for Grant, Exercised
Shares Available for Grant, Forfeited/ Cancelled
Shares Available for Grant, Outstanding	10,455	10,455
Share-Based Payment Arrangement, Option [Member] | 2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Stock Awards, Outstanding	10,455	10,455	13,461
Outstanding stock awards beginning balance	17,283	17,283	17,283
Average Exercise Price, Outstanding	$ 8.20	$ 8.20	$ 19.40
Weighted Remaining Contractual Life (years), Outstanding		2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Aggregate Intrinsic Value, Outstanding	$ 944,544	$ 944,544	$ 2,061,303
Outstanding Stock Awards, Granted
Outstanding stock awards, granted
Average Exercise Price, Granted
Outstanding Stock Awards, Exercised
Outstanding stock awards, exercised			(3,006)
Average Exercise Price, Exercised			$ (13.40)
Outstanding Stock Awards, Forfeited/ Cancelled			(3,006)
Outstanding stock awards, forfeited cancelled			3,006
Average Exercise Price, Forfeited/ Cancelled			$ 13.40
Outstanding Stock Awards, Outstanding		10,455	10,455	13,461
Outstanding stock awards beginning balance		17,283	17,283	17,283
Average Exercise Price, Outstanding		$ 8.20	$ 8.20	$ 19.40
Weighted Average Aggregate Intrinsic Value, Outstanding		$ 944,544	$ 944,544	$ 2,061,303